Subsequent Events - Additional Information (Detail) - Jan. 01, 2020 - Allo five zero one and five zero one A [member] - Amendment to license agreement [member] € in Millions, $ in Millions	USD ($)	EUR (€)
Upfront payment [member]
Disclosure of non-adjusting events after reporting period [line items]
Milestone payment received in advance		€ 25
Development And Commercial Milestones [Member]
Disclosure of non-adjusting events after reporting period [line items]
Potential milestones to receive	$ 410	€ 370